THIS 485BPOS FILING WILL INCORPORATE BY REFERENCE 485BPOS FILING THAT WAS MADE ON APRIL 29, 1998.


            As filed with the Securities & Exchange Commission on April 30, 1998


                                                               File No. 33-20957
                                                              File No. 811-05451

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [  X  ]

Pre-Effective Amendment No. _____                                        [     ]


Post-Effective Amendment No.    12                                       [  X  ]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  X  ]

Amendment No.    13

                        (Check appropriate box or boxes)
                               USLICO Series Fund
               (Exact Name of Registrant as Specified in Charter)

               4601 North Fairfax Drive, Arlington, Virginia 22203
               (Address of Principal Executive Offices) (Zip Code)

                 Registrants's Telephone Number: (800) 338-7737

                           Robert B. Saginaw, Esquire
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                     (Name and Address of Agent for Service)

              It is proposed that this filing will become effective
                             (check appropriate box)

        Immediately upon filing pursuant to paragraph (b) of Rule 485
-----
  X     On May 1, 1998, pursuant to paragraph (b) of Rule 485
-----
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
        on (date) pursuant to paragraph (a)(1) of Rule 485
-----
        75 days after filing pursuant to paragraph (a)(2) of Rule 485
-----
        on (date) pursuant to paragraph (a)(2) of Rule 485
-----

If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a
-----   previously filed post-effective amendment

Title of Securites Being Registerd: Shares of Beneficial Interest for Four Separately Managed Portfolios.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 12 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Arlington, County of Arlington, Commonwealth of Virginia this 30th day of April 1998.

                                                        USLICO SERIES FUND


                                                 By     /s/Robert B. Saginaw
                                                        --------------------
                                                        Robert B. Saginaw
                                                        Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                                   Title                                       Date
         ---------                                   -----                                       ----

         Richard C. Kaufman*                     Chairman of the Board of Trustees          April 30, 1998

         Jeri A. Eckhart**                       Trustee                                    April 30, 1998

         Wayne O. Jefferson, Jr.**               Trustee                                    April 30, 1998

         David H. Roe***                         Trustee                                    April 30, 1998


         /s/David P. Wilken                      Treasurer                                  April 30, 1998
         -----------------------------------
            David P. Wilken

  *  By /s/Robert B. Saginaw
        ------------------------------------
          Robert B. Saginaw
          Attorney-in-Fact
          April 30, 1998

* Power of Attorney filed in Post-Effective Amendment No. 2, File No. 33-19749, filed on May 1, 1989, and incorporated by reference herein.

** Powers of Attorney for Ms. Eckhart and Mr. Jefferson filed in Post-Effective Amendment No. 8, filed April 27, 1995, filed No. 33-19749, and incorporated by reference herein.

***  Filed herein.

                                  EXHIBIT INDEX

              EXHIBITS

                  8. Custodian Contract by and between USLICO Series Fund and State Street Bank and Trust Company, dated October 1, 1997, filed as an Exhibit hereto.

                  11.1 Consent of Deloitte & Touche LLP, dated April 21, 1998 filed as an Exhibit hereto.

                  11.2 Consent of KPMG Peat Marwick, dated April 21, 1998 filed as an Exhibit hereto.

                  16. Schedule for Computation of Performance Data - Common Stock Fund, Money Market Portfolio, Bond Portfolio, and Asset Allocation Portfolio, filed as an Exhibit hereto.

                  17.3 Power of Attorney, dated May 7, 1997, filed as an Exhibit hereto.